Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 38,945	$ 40,678	$ 38,960
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	728	1,894	1,004
Provision for loan losses	6,375	4,600	7,093
Depreciation of premises and equipment	4,605	4,508	4,675
Deferred income tax expense (benefit)	2,530	(2,290)	(1,235)
Accretion of gain from sale of interest rate floors		(295)	(2,768)
Net periodic employee benefit cost	521	386	232
Realized investment securities gains	(1,530)	(3,756)	(1,397)
Net investment securities impairment losses	576	1,273	6,064
Stock-compensation expense	1,083	1,066	830
Increase in value of bank-owned life insurance	(2,940)	(3,183)	(3,397)
Loans originated for sale	(44,032)	(23,792)	(31,311)
Proceeds from the sale of loans originated for sale	47,660	20,824	36,865
Change in accrued interest receivable	852	171	705
Change in other assets	2,163	(4,592)	3,986
Change in other liabilities	2,575	15,547	8,027
Net Cash Provided by Operating Activities	60,111	53,039	68,333
Investing Activities
Proceeds from sales of securities available-for-sale	27,471	674,065	914,845
Proceeds from maturities and calls of securities available-for-sale	145,097	115,884	119,655
Proceeds from maturities and calls of securities held-to-maturity	10,402	1,080	3,216
Purchases of securities available-for-sale	(171,200)	(732,552)	(979,740)
Net (increase) in loans	(109,098)	(108,956)	(85,074)
Purchases of premises and equipment	(7,509)	(4,615)	(5,045)
Acquisition of Virginia Savings Bancorp, net of cash acquired of $24,943	20,272
Net Cash Used in Investing Activities	(84,565)	(55,094)	(32,143)
Financing Activities
Net increase in noninterest-bearing deposits	49,146	31,098	9,487
Net increase (decrease) in interest-bearing deposits	16,388	18,795	(1,834)
Net (decrease) increase in short-term borrowings	(74,404)	76,340	(6,005)
Repayment of long-term debt			(78)
Purchases of treasury stock	(7,915)	(23,790)	(12,902)
Proceeds from exercise of stock options	544	262	236
Dividends paid	(20,710)	(20,630)	(21,350)
Net Cash (Used in) Provided by Financing Activities	(36,951)	82,075	(32,446)
(Decrease) increase in Cash and Cash Equivalents	(61,405)	80,020	3,744
Cash and cash equivalents at beginning of period	146,399	66,379	62,635
Cash and Cash Equivalents at End of Period	$ 84,994	$ 146,399	$ 66,379